Trade receivables	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables
Note 19 - Trade receivables
Trade receivables from contracts with customers represent sales transactions, conducted via sales units, within the markets in which the Group operates. The average credit term to finance service providers and fleet customers is two weeks. Refer to the Sale of goods, services and other section of Note 27 - Related party transactions for further information related to Trade Receivables - related parties.
The following table details the aging analysis of the trade receivables:

	Not overdue	1-30 days overdue	30-90 days overdue	>90 days overdue	Total
2024
Gross trade receivables, external	94,490	47,393	7,482	3,040	152,405
Trade receivables - related parties	13,901	1,051	99	22,793	37,844
Net trade receivables	$108,391	$48,444	$7,581	$25,833	$190,249
2023
Gross trade receivables, external	63,427	49,670	7,842	5,777	126,716
Trade receivables - related parties	52,313	7,474	1,204	35	61,026
Net trade receivables	$115,740	$57,144	$9,046	$5,812	$187,742
Management determines that a receivable is written off once reasonable means of collection have been unsuccessful and the Group has no reasonable expectations of recovering the entire contractual cash flows, or a portion thereof. As of December 31, 2024 and 2023, the Group has written off a de minimis amount of receivables.
Further information on credit risks for trade receivables is included in Note 3 - Financial risk management.